Employee benefit plans - Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets for Pension Plans with ABO and PBO in Excess of Plan Assets (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2016	Mar. 31, 2015
Plans with ABO in excess of plan assets:
PBO	¥ 31,788	¥ 29,643
ABO	¥ 31,788	¥ 29,643
Fair value of plan assets
Plans with PBO in excess of plan assets:
PBO	¥ 31,788	¥ 29,643
ABO	¥ 31,788	¥ 29,643
Fair value of plan assets